LONG-TERM DEBT (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 27, 2011 JPY (¥)	May 31, 2012 JPY (¥)	Mar. 31, 2016 USD ($) Lender	Mar. 31, 2016 JPY (¥) Lender	Mar. 31, 2015 JPY (¥) Lender	Mar. 31, 2014 JPY (¥)	Dec. 28, 2012 JPY (¥)
LONG-TERM DEBT
Short-term bank borrowing				¥ 52,000	¥ 36,000
Weighted-average interest rate of short-term debt (as a percent)				0.50%	0.50%
Long-term debt				¥ 4,340,973	¥ 1,233,583
Less: current portion				703,986	458,243
Long-term debt, non current portion				3,636,987	775,340
Aggregate annual maturities of long-term debt
2016				703,985
2017				538,068
2018				536,520
2019				423,228
2020				2,139,172
Long-term debt				4,340,973	1,233,583
Proceeds from long-term bank borrowings				3,761,546	800,000	¥ 300,000
Maximum borrowing capacity under syndicated loan arrangement	¥ 700,000
Syndicated loan maturity period	5 years
Amount borrowed	¥ 350,000	¥ 350,000
Balance of borrowings				87,500	262,500
Unutilized balance				612,500
Carrying value of available-for-sale securities pledged				¥ 3,873,347
Credit Line
Aggregate annual maturities of long-term debt
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets				75.00%
Minimum net assets to be maintained for restrictive covenants on a stand-alone basis				¥ 1,168,013
Minimum net assets to be maintained for restrictive covenants on a consolidated basis				¥ 1,173,145
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants			2 years	2 years
Revolving credit facility
Aggregate annual maturities of long-term debt
Balance of borrowings				¥ 0	¥ 0
Unutilized balance				¥ 1,000,000
Aggregate face amount							¥ 1,000,000
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets				75.00%
Minimum net assets to be maintained for restrictive covenants on a stand-alone basis				¥ 2,607,338
Minimum net assets to be maintained for restrictive covenants on a consolidated basis				¥ 2,655,320
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants			2 years	2 years
Bank borrowings
Aggregate annual maturities of long-term debt
Number of lenders | Lender			2	2	2
Outstanding amount of bank borrowing				¥ 4,247,860	¥ 962,168
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets				75.00%
Minimum net assets to be maintained for restrictive covenants on a stand-alone basis				¥ 5,032,824
Minimum net assets to be maintained for restrictive covenants on a consolidated basis				¥ 5,220,772
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants			2 years	2 years
Borrowing from bank			$ 9,120	¥ 755,000
Secured bank borrowings
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)				1.10%
Long-term debt				¥ 1,782,642
Aggregate annual maturities of long-term debt
Long-term debt				¥ 1,782,642
Unsecured bank borrowings
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)				1.30%	2.20%
Long-term debt				¥ 2,552,718	¥ 1,224,669
Aggregate annual maturities of long-term debt
Long-term debt				¥ 2,552,718	¥ 1,224,669
Capital lease obligations
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)				1.70%	1.70%
Long-term debt				¥ 5,613	¥ 8,914
Aggregate annual maturities of long-term debt
Long-term debt				¥ 5,613	¥ 8,914